Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets	Goodwill and Other Intangible Assets
The Company performed quantitative goodwill impairment analyses for its CB&W and C&CB reporting units as of October 1, 2023. Based on the results of the impairment analyses, the Company concluded that the carrying values of the CB&W and C&CB reporting units exceed their respective fair values, resulting in a non-cash, non-tax-deductible goodwill impairment charge of $6.1 billion for the year ended December 31, 2023. The fair value of the CB&W and C&CB reporting units were estimated using the income approach and a market-based approach, weighted 50% and 50%, respectively. The goodwill impairment was primarily due to the continued impact of higher interest rates and discount rates on the CB&W and C&CB reporting units, and a sustained decline in the banking industry share prices, including Truist’s. The goodwill impairment has no impact on Truist’s liquidity, regulatory capital ratios, or Truist’s ability to pay its common dividend and service its clients’ financial needs. The Company monitored events and circumstances during the period from October 1, 2023 through December 31, 2023, including macroeconomic and market factors, industry and banking sector events, Truist specific performance indicators, a comparison of management’s forecast and assumptions to those used in its October 1, 2023 quantitative impairment test, and the sensitivity of the October 1, 2023 quantitative test results to changes in assumptions through December 31, 2023. Based on these considerations, the Company concluded that it was not more-likely-than-not that the fair value of one or more of its reporting units is below its respective carrying amount as of December 31, 2023. Refer to “Note 1. Basis of Presentation” for additional information.

The changes in the carrying amount of goodwill attributable to operating segments are reflected in the table below. Activity during 2023 includes the aforementioned impairments and the realignment of Prime Rate Premium Finance Corporation into the C&CB segment from the IH segment. Activity during 2022 reflects the acquisition of BankDirect Capital Finance. Refer to “Note 2. Discontinued Operations” for additional information on discontinued operations, “Note 3. Business Combinations, Divestitures, and Noncontrolling Interests” for additional information on the acquisitions, and “Note 22. Operating Segments” for additional information on segments.

(Dollars in millions)	CB&W(1)	C&CB(1)	IH(2)	Total
Goodwill, January 1, 2022	$16,870	$6,149	$26	$23,045
Mergers and acquisitions	—	—	188	188
Adjustments and other	(5)	5	—	—
Goodwill, December 31, 2022	16,865	6,154	214	23,233
Impairments	(3,361)	(2,717)	—	(6,078)
Adjustments and other	(1)	216	(214)	1
Goodwill, December 31, 2023	$13,503	$3,653	$—	$17,156
(1)Reflects activity prior to the segment realignment. Effective January 1, 2024, several business activities were realigned reflecting updates to the Company’s operating structure. Refer to “Note 22. Operating Segments” for additional information on segments.
(2)Activity in the IH segment relates to the continuing operations of Prime Rate Premium Finance Corporation, which were transferred to the Company’s C&CB segment in 2023. The Company reclassified all of the assets and liabilities of TIH to discontinued operations in connection with the announcement of the disposition of the business. As such, financial information attributed to TIH has been recast to reflect discontinued operations for the periods presented herein. Refer to “Note 2. Discontinued Operations” for additional information related to discontinued operations, including the goodwill balance related to TIH.
The following table, which excludes fully amortized intangibles, presents information for identifiable intangible assets:

	December 31, 2023			December 31, 2022
(Dollars in millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
CDI	$2,473	$(1,650)	$823	$2,473	$(1,403)	$1,070
Other, primarily client relationship intangibles	1,598	(512)	1,086	1,606	(363)	1,243
Total	$4,071	$(2,162)	$1,909	$4,079	$(1,766)	$2,313
The following table presents the estimated amortization expense of identifiable intangibles as of December 31, 2023 for the next five years and thereafter:

(Dollars in millions)	2024	2025	2026	2027	2028	Thereafter
Estimated amortization expense	$349	$297	$255	$225	$197	$586